Credit Facility	9 Months Ended
Sep. 30, 2020
Credit Facility
Credit Facility
10.	CREDIT FACILITY

On March 16, 2020, the Company closed a US$6-million bridge-loan credit facility (the “Credit Facility”) with Sprott Private Resource Lending II (Collector), LP (“Sprott Lending”). The Facility carried interest at 10% per annum, compounded and payable monthly, and was due and payable in full on or before September 14, 2020. In consideration for the Facility, Excellon issued 107,291 Common Shares to Sprott Lending which were recorded in profit and loss as finance costs.

The Company repaid the Credit Facility on August 4, 2020 on the closing of the Convertible Debenture financing (Note 11).